SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17.	SUBSEQUENT EVENTS

The Company has evaluated its operations subsequent to September 30, 2025 to the date these consolidated financial statements were available to be issued and determined the following subsequent event and transaction required disclosure in these consolidated financial statements.

Effective October 1, 2025, the Company and Nova entered into amendment No. 4 to the purchase and security agreement with DML which further increased the maximum advance amount to $23,000,000 (See Note 7. Notes and Loan Payable).

On October 31, 2025, the Company entered into a service agreement with Greentree Financial Group, Inc. (“Greentree”), pursuant to which the Company engaged Greentree to provide certain advisory services relating to, among other things, the Company’s planned uplisting to a national securities exchange (the “Uplisting”). As compensation for its services, Greentree shall receive (i) 50,000 shares of common stock, which were issued on November 3, 2025, (ii) 200,000 shares of common stock within two days after the Uplisting and (iii) a three-year warrant to purchase 100,000 shares of common stock at an exercise price of $3.00 (subject to adjustments), which shall vest 30 days prior to the Uplisting, which was issued on October 31, 2025.